Submission	Sep. 02, 2026
Submission [Line Items]
Central Index Key	0001807794
Registrant Name	Credo Technology Group Holding Ltd
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES